UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  September 30, 2011
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Vincent Esposito
                       Title:   Chief Compliance Officer
                       Phone:   (617) 575-7102

                   Signature, Place, and Date of Signing:

  /s/ Vincent Esposito              Cambridge, MA          November 10, 2011
  -------------------------      --------------------      -----------------
      Vincent Esposito               City, State                 Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   91

        Form 13F Information Table Value Total:   $99,793 (thousands)

List of Other Included Managers: NONE



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


                        FORM 13F INFORMATION TABLE

FORM 13-F 09/30/2011
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     3510   123062 SH       SOLE                   123062
Abbott Laboratories            COM              002824100     3906    76375 SH       SOLE                    76375
Acuity Brands                  COM              00508Y102      239     6620 SH       SOLE                     6620
Alaska Communications Systems  COM              01167P101       62     9500 SH       SOLE                     9500
                                                                49     7500 SH       OTHER                    7500
American Intl Group            COM              026874784      220    10015 SH       SOLE                    10015
Apple Computer Inc.            COM              037833100     4181    10965 SH       SOLE                    10965
                                                               153      400 SH       OTHER                     400
Automatic Data Processing Inc. COM              053015103      256     5425 SH       SOLE                     5425
Banco Santander Centr          COM              05964H105      470    58485 SH       SOLE                    58485
Best Buy Company Inc           COM              086516101     2675   114795 SH       SOLE                   114795
BioMed Realty Trust Inc.       COM              09063H107       77     4650 SH       SOLE                     4650
                                                                99     6000 SH       OTHER                    6000
BlackRock, Inc.                COM              09247X101     2187    14776 SH       SOLE                    14776
Bombardier Inc Cl A US Traded  COM              097751200      252    72120 SH       SOLE                    72120
Bunge Limited                  COM              G16962105     2618    44905 SH       SOLE                    44905
Canadian Oil Sands Trust US Tr COM              13643E105      237    12275 SH       SOLE                    12275
Carnival Corp                  COM              143658300     2487    82075 SH       SOLE                    82075
                                                                61     2000 SH       OTHER                    2000
CenturyLink                    COM              156700106      376    11350 SH       SOLE                    11350
                                                               530    16000 SH       OTHER                   16000
Consol Energy Inc.             COM              20854P109     2296    67655 SH       SOLE                    67655
                                                                98     2900 SH       OTHER                    2900
Danaher Corp                   COM              235851102     1732    41305 SH       SOLE                    41305
                                                               252     6000 SH       OTHER                    6000
Deere & Company                COM              244199105     1885    29200 SH       SOLE                    29200
                                                               113     1750 SH       OTHER                    1750
Digital Realty Trust Inc.      COM              253868103       97     1750 SH       SOLE                     1750
                                                               287     5200 SH       OTHER                    5200
EV Energy Partners LP          COM              26926V107      208     2900 SH       SOLE                     2900
                                                               380     5300 SH       OTHER                    5300
Enbridge Energy Partners       COM              29250R106      176     6400 SH       SOLE                     6400
                                                               330    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      296     7375 SH       SOLE                     7375
                                                               321     8000 SH       OTHER                    8000
Exxon Mobil Corp.              COM              30231G102     1384    19050 SH       SOLE                    19050
FedEx Corp                     COM              31428X106     2470    36500 SH       SOLE                    36500
                                                                34      500 SH       OTHER                     500
Freeport-McMoRan Copper & Gold COM              35671D857     2171    71295 SH       SOLE                    71295
                                                                61     2000 SH       OTHER                    2000
Frontier Communications Corp.  COM              35906A108      144    23500 SH       SOLE                    23500
                                                               183    30000 SH       OTHER                   30000
Gabelli Glo Gold Nat Res       COM              36244N109     1357    94825 SH       SOLE                    94825
                                                              1145    80000 SH       OTHER                   80000
Gold Miners ETF MV             COM              57060U100     3320    60160 SH       SOLE                    60160
                                                               497     9000 SH       OTHER                    9000
Gold Miners Junior ETF         COM              57060U589     1470    52235 SH       SOLE                    52235
                                                               408    14500 SH       OTHER                   14500
Goldman Sachs Group Inc        COM              38141G104     2949    31189 SH       SOLE                    31189
Google Inc                     COM              38259P508     4852     9420 SH       SOLE                     9420
                                                               155      300 SH       OTHER                     300
Hess Corporation               COM              42809H107     1459    27810 SH       SOLE                    27810
IBM Corp                       COM              459200101      737     4215 SH       SOLE                     4215
JPMorgan Chase & Co            COM              46625H100     2017    66965 SH       SOLE                    66965
Johnson & Johnson              COM              478160104      909    14275 SH       SOLE                    14275
Joy Global Inc                 COM              481165108     2089    33495 SH       SOLE                    33495
L-3 Communications             COM              502424104      347     5605 SH       SOLE                     5605
Laboratory Co Amer Hldgs       COM              50540R409      365     4620 SH       SOLE                     4620
Landstar System Inc.           COM              515098101     2167    54765 SH       SOLE                    54765
Linn Energy, LLC               COM              536020100      533    14950 SH       SOLE                    14950
                                                               998    28000 SH       OTHER                   28000
Medco Health Solutions         COM              58405U102     1183    25235 SH       SOLE                    25235
Microsoft Corp                 COM              594918104     3216   129189 SH       SOLE                   129189
Nabors Industries Ltd          COM              G6359F103     1139    92915 SH       SOLE                    92915
National Oilwell Varco Inc.    COM              637071101     1494    29169 SH       SOLE                    29169
Noble Corp                     COM              H5833N103     2175    74100 SH       SOLE                    74100
Nucor Corporation              COM              670346105      366    11560 SH       SOLE                    11560
Oneok Partners, L.P.           COM              68268N103      110     2350 SH       SOLE                     2350
                                                               867    18600 SH       OTHER                   18600
Potash Corp /Saskatch          COM              73755L107     2831    65504 SH       SOLE                    65504
                                                                50     1150 SH       OTHER                    1150
Qualcomm Inc.                  COM              747525103     2482    51045 SH       SOLE                    51045
                                                               113     2315 SH       OTHER                    2315
Rangold Resources Ltd.         COM              752344309      111     1150 SH       SOLE                     1150
                                                               145     1500 SH       OTHER                    1500
SPDR Gold Trust ETF            COM              78463V107     1084     6860 SH       SOLE                     6860
Sanofi-Aventis ADS             COM              80105N105      473    14425 SH       SOLE                    14425
Suncor Energy                  COM              867224107     2334    91750 SH       SOLE                    91750
                                                               156     6125 SH       OTHER                    6125
Teck Resources Ltd Cl B        COM              878742204      259     8880 SH       SOLE                     8880
Teleflex Inc.                  COM              879369106     1704    31690 SH       SOLE                    31690
Teva Pharmaceutical Inds       COM              881624209     2622    70448 SH       SOLE                    70448
Total SA                       COM              89151E109     2693    61386 SH       SOLE                    61386
                                                               241     5500 SH       OTHER                    5500
Tsingtao Brewery Spons ADR     COM              898529102      270     4870 SH       SOLE                     4870
Visa Inc                       COM              92826C839     2996    34948 SH       SOLE                    34948
Vodafone Group plc ADS         COM              92857W209      452    17630 SH       SOLE                    17630
WPP Group plc                  COM              92933H101      286     6215 SH       SOLE                     6215
Windstream Corporation         COM              97381W104      162    13900 SH       SOLE                    13900
                                                               349    30000 SH       OTHER                   30000
Equity Resource Fund XXIV (AI) n                2947669D4       95    95000 SH       SOLE                    95000



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